Income Taxes - Reconciliation of the U.S. federal statutory income tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income tax provision (benefit) at the U.S. federal statutory rate					$ 2,540	$ (7,828)	$ (16,297)
State income taxes					323	(543)	(1,434)
Permanent differences					(53)	521	637
Change in valuation allowance					(3,720)	6,258	18,816
Effect of foreign operations					325	373	584
Stock-based compensation					198	478	649
Effect of change in tax rates					(253)	(320)	9
Sale of foreign subsidiary					1,323
Foreign investment basis differences					190	49	(218)
Research & development tax credits					(253)	(922)	(1,786)
Foreign currency translation & transactions					144	33	88
Prior period adjustments					230	1,210
Other					(53)	333	(146)
Total provision (benefit) for income taxes	$ (353)	$ (12)	$ (5,011)	$ (797)	$ 941	$ (358)	$ 902